LEASES	12 Months Ended
Feb. 29, 2020
LEASES
LEASES

16.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Operating lease cost for the year ended February 29, 2020 was $338,593, which excluded cost of short-term contracts. Short-term lease cost for the year ended February 29, 2020 was $1,184.

As of February 29, 2020, the weighted average remaining lease term was 4.9 years and weighted average discount rate was 4.8% for the Group's operating leases.

Supplemental cash flow information of the leases were as follows:

For the year ended，
February 29,
2020
Cash payments for operating leases	$314,099
Right-of-use assets obtained in exchange for
new operating lease liabilities	$770,942

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 29, 2020:

As of February 29,
Fiscal year ending	2020

February 2021	$313,953
February 2022	329,556
February 2023	276,063
February 2024	210,742
February 2025	144,840
Thereafter	168,232

Total future lease payments	$1,443,386
Less: Imputed interest	(188,507)

Present value of operating lease liabilities	$1,254,879

As of February 29, 2020, the Group has lease contract that has been entered into but not yet commenced amounted to $39,944, and these contracts will commence during fiscal year 2021.

16.         LEASES - continued

As of February 28, 2019, the future minimum lease payments under non-cancellable operating lease contracts under ASC 840 were as follows:

As of February 28,
Fiscal year ending	2019

February 2020	$270,093
February 2021	285,653
February 2022	258,355
February 2023	207,371
February 2024	143,145
Thereafter	178,642

Total future lease payments	$1,343,259